January 29, 2008


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen Unit Trusts, Municipal Series 582
          File No. 333-128465  CIK #1327575

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on January 24, 2008.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.